Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Warrant Outstanding
Reference	Description	Strike (USD)	Expiry	Warrants outstanding	Implied Ord. Shares	Classification
Service-based warrants
(a)	HP Advisory Warrant	1.65	4 Jul 2029	13,906	398	Equity
(b)	BPLLC Warrant	3.33	31 Dec 2030	71,429	71,429	Equity
Replacement July 2025 Warrants
(c)	January 2025 tranche	4.28	10 Jan 2027	130,978	130,978	Liability
(d)	March 2025 tranche	4.28	3 Mar 2028	163,680	163,680	Liability
December 2025 PIPE Warrants
(e)	Pre-funded warrants	0.0035	No expiry	381,267	381,267	Liability
(f)	$3.50 Warrants	3.50	25 Jul 2028	1,393,500	1,393,500	Liability
(g)	$5.00 Warrants	5.00	25 Jul 2028	811,165	811,165	Liability
Other pre-funded warrants
(h)	Other pre-funded warrants	0.00	No expiry	47,943	47,943	Liability

Schedule of Derivative Liabilities
€’000	Convertible Notes	Private Warrants	Public warrants	Total Derivative Liabilities
Balance – December 31, 2024 (reclassified)	679	14	177	870
Fair value movement on warrants unexercised (including exchange differences)*	-	-	-	-
Fair value on initial recognition of derivative liabilities	3,932	12,527	-	16,460
(Decrease) / increase due to conversions during period	(2,403)	(1,642)	-	(4,045)
(Decrease) / increase due to derecognition during period	(426)	(6,063)	(15)	(6,504)
(Gain) / loss due to fair value movements during period	(1,563)	(4,837)	(161)	(6,562)
(Gain) / loss due to fair value movements at remeasurement	(36)	-	-	(36)
Reclassification of convertible notes on consolidation	-			-
Balance – December 31, 2025	181	-	0	181